Net Loss Per Share Attributable to Ordinary Shareholders - Schedule of Outstanding Potentially Dilutive Ordinary Shares Excluded from Computation of Diluted Net Loss Per Share Attributable to Ordinary Shareholders (Details) - shares
	12 Months Ended
	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2017
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	23,716,291	51,601,823	42,047,461
Stock Options
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	22,866,438	22,237,484	12,928,320
RSUs
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	595,503
Contingently Issuable Shares
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount			98,425
Shares Subject to Repurchase
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	254,350	276,243
Early Exercised Stock Options
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount		148,630	81,250
Redeemable Convertible Preference Shares
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount		28,939,466	28,939,466